Subsequent Events (Details) $ in Thousands		3 Months Ended
	Oct. 14, 2019	Sep. 30, 2019 USD ($) lease	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Nov. 01, 2019 vessel	Oct. 04, 2019	Dec. 31, 2018 USD ($) vessel
Subsequent Event [Line Items]
Lessee, Operating Lease, Term of Contract		2 years 8 months 12 days
Partners' Capital Account, Treasury Units, Purchased		$ 13,673	$ 2,559	$ 9,497
Line of Credit | Revolving Credit Facilities
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 378,200					$ 400,600
National Oil and Gas Authority [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		30.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Lessor, Sales-type Lease, Term of Contract						26 years
Exmar Lpg Bvba [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Lessee, Operating Lease, Term of Contract	2 years
Lessee, Operating Lease, Option to Extend	two one-year options
LNG Carriers [Member]
Subsequent Event [Line Items]
Number Of Vessels.		9					8
LNG Carriers [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number Of Vessels. | vessel					5
Exmar Lpg Bvba [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Yamal Lng Joint Venture [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage					50.00%
Yamal Lng Joint Venture [Member] | Subsequent Event [Member] | China Lng [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage					50.00%
Bahrain LNG Joint Venture
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		30.00%